Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Previously stated [member]	Adoption of IFRS 9 [member]	Adoption of IFRS 15 [member]	Restated Adjusted balance [member]	Share capital [member]	Share capital [member] Previously stated [member]	Share capital [member] Restated Adjusted balance [member]	Share premium [member]	Share premium [member] Previously stated [member]	Share premium [member] Restated Adjusted balance [member]	Retained earnings [member]	Retained earnings [member] Previously stated [member]	Retained earnings [member] Adoption of IFRS 9 [member]	Retained earnings [member] Adoption of IFRS 15 [member]	Retained earnings [member] Restated Adjusted balance [member]	Other components of equity: Foreign currency translation reserve [member]	Other components of equity: Foreign currency translation reserve [member] Previously stated [member]	Other components of equity: Foreign currency translation reserve [member] Restated Adjusted balance [member]	Other components of equity: Cash flow hedging reserve [member]	Other components of equity: Cash flow hedging reserve [member] Previously stated [member]	Other components of equity: Cash flow hedging reserve [member] Adoption of IFRS 9 [member]	Other components of equity: Cash flow hedging reserve [member] Restated Adjusted balance [member]	Other components of equity: Pension adjustments [member]	Other components of equity: Pension adjustments [member] Previously stated [member]	Other components of equity: Pension adjustments [member] Restated Adjusted balance [member]	Treasury shares [member]	Treasury shares [member] Previously stated [member]	Treasury shares [member] Restated Adjusted balance [member]
Beginning balance at Mar. 31, 2016	$ 408,189					$ 8,211			$ 306,874			$ 240,225					$ (124,357)			$ 5,928				$ 1,769			$ (30,461)
Beginning balance at Mar. 31, 2016						52,406,304																					1,100,000
Shares issued for exercised options and restricted share units ("RSUs") (Refer note 24)	8,941					$ 122			8,819
Shares issued for exercised options and restricted share units ("RSUs") (Refer Note 24), shares						906,255
Purchase of treasury shares (Refer note 19)	(64,224)																										$ (64,224)
Purchase of treasury shares (Refer note 19), shares																											2,200,000
Share-based compensation (Refer Note 24)	23,036								23,036
Excess tax benefits relating to share-based options and RSUs	(445)								(445)
Transactions with owners	(32,692)					$ 122			31,410																		$ (64,224)
Transactions with owners, shares						906,255																					2,200,000
Profit after tax	37,763											37,763
Other comprehensive income/(loss), net of taxes	1,806																(7,810)			11,420				(1,804)
Total comprehensive income/(loss) for the period	39,569											37,763					(7,810)			11,420				(1,804)
Ending balance at Mar. 31, 2017	415,066					$ 8,333			338,284			277,988					(132,167)			17,348				(35)			$ (94,685)
Ending balance at Mar. 31, 2017						53,312,559																					3,300,000
Shares issued for exercised options and restricted share units ("RSUs") (Refer note 24)	1,347					$ 200			1,147
Shares issued for exercised options and restricted share units ("RSUs") (Refer Note 24), shares						1,521,521
Purchase of treasury shares (Refer note 19)	(39,546)																										$ (39,546)
Purchase of treasury shares (Refer note 19), shares																											1,100,000
Share-based compensation (Refer Note 24)	30,565								30,565
Purchase of equity from non-controlling interest	(52)								(52)
Excess tax benefits relating to share-based options and RSUs	1,820								1,820
Transactions with owners	(5,866)					$ 200			33,480																		$ (39,546)
Transactions with owners, shares						1,521,521																					1,100,000
Profit after tax	86,436											86,436
Other comprehensive income/(loss), net of taxes	(680)																14,202			(17,368)				2,486
Total comprehensive income/(loss) for the period	85,756											86,436					14,202			(17,368)				2,486
Ending balance at Mar. 31, 2018	494,956	$ 494,956	$ 16	$ 5,511	$ 500,483	$ 8,533	$ 8,533	$ 8,533	371,764	$ 371,764	$ 371,764	364,424	$ 364,424	$ 2,777	$ 5,511	$ 372,712	(117,965)	$ (117,965)	$ (117,965)	(20)	$ (20)	$ (2,761)	$ (2,781)	2,451	$ 2,451	$ 2,451	$ (134,231)	$ (134,231)	$ (134,231)
Ending balance at Mar. 31, 2018						54,834,080	54,834,080	54,834,080																			4,400,000	4,400,000	4,400,000
Shares issued for exercised options and restricted share units ("RSUs") (Refer note 24)						$ 96			(96)
Shares issued for exercised options and restricted share units ("RSUs") (Refer Note 24), shares						719,140
Cancellation of treasury shares (Refer Note 19)						$ (573)			(133,658)																		$ 134,231
Cancellation of treasury shares (Refer Note 19), shares						(4,400,000)																					(4,400,000)
Purchase of treasury shares (Refer note 19)	(56,417)																										$ (56,417)
Purchase of treasury shares (Refer note 19), shares																											1,101,300
Share-based compensation (Refer Note 24)	30,305								30,305
Excess tax benefits relating to share-based options and RSUs	1,214								1,214
Transactions with owners	(24,898)					$ (477)			(102,235)																		$ 77,814
Transactions with owners, shares						(3,680,860)																					(3,298,700)
Profit after tax	105,433											105,433
Other comprehensive income/(loss), net of taxes	(28,599)																(37,230)			8,735				(104)
Total comprehensive income/(loss) for the period	76,834											105,433					(37,230)			8,735				(104)
Ending balance at Mar. 31, 2019	$ 552,419					$ 8,056			$ 269,529			$ 478,145					$ (155,195)			$ 5,954				$ 2,347			$ (56,417)
Ending balance at Mar. 31, 2019						511,532,220																					1,101,300